Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Fees	Total Payments
Total	$ 604,084.36	$ 604,084.36
Alta Mesa
Total	64,975.98	64,975.98
Bootheel
Total	10,230.00	10,230.00
Breccia Pipes
Total	74,085.00	74,085.00
Brown - USC
Total	2,640.00	2,640.00
Kaycee
Total	4,470.00	4,470.00
KVD
Total	100.00	100.00
Moonshine
Total	6,060.00	6,060.00
Nose Rock
Total	16,995.00	16,995.00
Rosita
Total	105,253.38	105,253.38
Metamin-Other
Total	11,385.00	11,385.00
West Largo
Total	12,375.00	12,375.00
Gas Hills
Total	103,620.00	103,620.00
Dewey-Burdock
Total	61,050.00	61,050.00
Dewey-Terrace
Total	77,385.00	77,385.00
Juniper Ridge
Total	21,450.00	21,450.00
Shirely Basin
Total	20,790.00	20,790.00
JB
Total	5,610.00	5,610.00
Ticaboo
Total	$ 5,610.00	$ 5,610.00